TAXATION - Components of Deferred tax (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax assets, non-current
Accrued expenses	¥ 295,568	$ 46,381	¥ 174,536
Customer advances and deposits	1,255	197	17
Allowance for credit losses and inventory provision	87,264	13,694	61,845
Depreciation and amortization expense	21,997	3,452	15,000
Net operating losses carrying forward	1,365,724	214,312	962,636
Lease liabilities	493,773	77,484	480,813
Total deferred tax assets	2,265,581	355,520	1,694,847
Valuation allowance	(1,756,168)	(275,582)	(1,200,743)
Total deferred tax assets net of valuation allowance	509,413	79,938	494,104
Deferred tax liabilities
Fair value changes of equity investments	(29,232)	(4,587)	(18,900)
Accrued revenue recognition difference	(5,300)	(832)	(5,626)
Operating lease right-of-use assets	(474,881)	(74,519)	(469,578)
Total deferred tax liabilities	(509,413)	(79,938)	(494,104)
Net tax operating losses	5,702,254	894,808	¥ 3,941,444
Undistributed earnings from PRC subsidiaries as well as VIEs	¥ 29,874	$ 4,688